Cover Page	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 16, 2021
Entity Registrant Name	Bottomline Technologies, Inc.
Entity Central Index Key	0001073349
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-25259
Entity Tax Identification Number	02-0433294
Entity Address, Address Line One	325 Corporate Drive
Entity Address, Postal Zip Code	03801-6808
Entity Address, City or Town	Portsmouth,
Entity Address, State or Province	NH
City Area Code	603
Local Phone Number	436-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $.001 par value per share
Trading Symbol	EPAY
Security Exchange Name	NASDAQ